THE TEBERG FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 9.0%
	INSURANCE - 9.0%
10	Berkshire Hathaway, Inc., Class A (Cost $4,264,302)(a)	$ 7,548,000

	EXCHANGE-TRADED FUNDS — 84.9%
	EQUITY - 83.7%
23,450	Invesco QQQ Trust Series 1 ETF	14,405,570
19,600	iShares Core Dividend ETF	1,041,740
18,999	iShares Core S&P Small-Cap ETF	2,283,300
8,674	iShares Russell 2000 ETF	2,135,192
27,850	iShares Semiconductor ETF	8,387,028
5,000	iShares U.S. Aerospace & Defense ETF	1,073,450
9,500	iShares U.S. Home Construction ETF	914,850
11,400	SPDR Dow Jones Industrial Average ETF	5,478,498
59,900	State Street Financial Select Sector SPDR ETF	3,280,723
5,200	State Street SPDR S&P 1500 Value Tilt ETF	1,095,320
11,820	State Street SPDR S&P 500 ETF	8,060,294
31,900	SPDR S&P Regional Banking ETF	2,067,439
15,600	State Street Technology Select Sector SPDR ETF	2,245,932
46,684	VanEck Semiconductor ETF	16,812,308
3,000	Vanguard Total Stock Market ETF	1,005,810
		70,287,454
	FIXED INCOME - 1.2%
17,100	Vanguard Short-Term Treasury ETF	1,004,283

	TOTAL EXCHANGE-TRADED FUNDS (Cost $32,906,021)	71,291,737

THE TEBERG FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED NOTES — 2.3%
	EQUITY - 2.3%
28,100	MicroSectors FANG+ ETNs (Cost $1,993,534)(a)	$ 1,912,205

	SHORT-TERM INVESTMENTS — 3.9%
	MONEY MARKET FUNDS - 3.9%
3,318,493	First American Government Obligations Fund, Class X, 3.67% (Cost $3,318,493)(b)	3,318,493

	TOTAL INVESTMENTS - 100.1% (Cost $42,482,350)	$ 84,070,435
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(107,590)
	NET ASSETS - 100.0%	$ 83,962,845

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2025.